Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (34,685)	$ (9,585)	$ (12,336)	$ (1,335)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation expense	203	149	208	153
Stock-based compensation expense	2,575	41	59	81
Non-cash lease expense	229	(558)	230	151
Changes in fair value of preferred stock tranche obligation	1,490	2,486	2,564	43
Changes in operating assets and liabilities:
Research and development incentive receivable	922	(518)	(552)	(370)
Prepaid expenses and other current assets	(2,225)	1,860	1,891	(2,210)
Deferred IPO costs	604	(18)	(300)	0
Accounts payable	(372)	1,442	1,312	(2)
Operating lease liabilities	(277)	574	(213)	(147)
Proceeds from Novo Nordisk A/S collaboration and license agreement			0	20,000
Deferred revenue	0	(7,500)	(10,000)	(10,000)
Accrued expenses and other current liabilities	2,675	1,165	1,191	506
Other liabilities	(42)	(38)	(53)	172
Net cash provided by (used in) operating activities	(28,903)	(10,500)	(15,998)	7,042
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(234)	(253)	(271)	(217)
Net cash used in investing activities	(234)	(253)	(271)	(217)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of Series B1 preferred stock	56,000	0	0	11,500
Payment of issuance costs	(227)	0	0	(45)
Proceeds from issuance of common stock from the initial public offering, net of underwriting discounts of $7,728	102,672	0
Payment of initial public offering costs	(2,549)	0
Proceeds from exercise of stock options	31	10	14	8
Net cash provided by financing activities	155,927	10	14	11,463
NET INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	126,790	(10,743)	(16,255)	18,288
Cash, cash equivalents and restricted cash at beginning of year	7,135	23,390	23,390	5,102
Cash, cash equivalents and restricted cash at end of year	133,925	12,647	7,135	23,390
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for taxes			256	0
Preferred stock tranche obligation in connection with the issuance of Series B-1 convertible preferred stock			0	2,349
Right-of-use assets obtained in exchange for operating lease obligation			700	0
Deferred IPO costs in accounts payable and accrued expenses			304	0
Settlement of preferred stock tranche obligation	6,446	0
Conversion of preferred stock into common stock upon closing of initial public offering	75,714	0
Reconciliation of cash, cash equivalents and restricted cash
Total cash, cash equivalents and restricted cash	$ 133,925	$ 12,647	$ 7,135	$ 23,390